SUPPLEMENTAL DISCLOSURES ON STATEMENTS OF CASH FLOWS (Tables)	12 Months Ended
Mar. 31, 2023
Supplemental Cash Flow Information [Abstract]
Disclosure of supplemental disclosure of cash flow [Table Text Block]
	March 31,	March 31,
	2023	2022
	$	$

Accounts and other receivables	(12,844)	(536,815)
Inventories	(2,183,501)	(665,572)
Prepaids and deposits	(181,606)	(985,522)
Accounts payable and accrued liabilities	(17,377)	831,484
Total change in non-cash working capital balances	(2,395,328)	(1,356,425)

Supplementary disclosures:

Change in accounts payable relating to property and equipment	$105,264	$-

Assumption of mortgage to acquire building	$-	$1,949,000

Shares issued charged to share issue costs	$-	$38,979

Disclosure of cash and cash equivalents [Table Text Block]
Cash and cash equivalents are comprised of:	March 31,	March 31,
	2023	2022
	$	$

Cash in bank	157,317	26,475,000
Cashable guaranteed investment certificate, variable rate, maturing September 2023	10,000,000	-
Cashable guaranteed investment certificate, 2.75%, maturing December 2023	200,000	200,000
Total cash and cash equivalents	10,357,317	26,675,000